Cover	Apr. 19, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2022
Entity File Number	000-11486
Entity Registrant Name	ConnectOne Bancorp, Inc.
Entity Central Index Key	0000712771
Entity Tax Identification Number	52-1273725
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	301 Sylvan Avenue
Entity Address, City or Town	Englewood Cliffs
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07632
City Area Code	(201)
Local Phone Number	816-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Title of 12(b) Security	Common stock
Trading Symbol	CNOB
Security Exchange Name	NASDAQ
Depositary Shares (each representing a 1/40th interest in a share of 5.25% Series A Non-Cumulative, perpetual preferred stock)
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 5.25% Series A Non-Cumulative, perpetual preferred stock)
Trading Symbol	CNOBP
Security Exchange Name	NASDAQ